Capital Stock (Tables)	12 Months Ended
Dec. 31, 2011
Capital Stock [Abstract]
Summary of stock option activity and related information

	December 31, 2011		December 31, 2010		December 31, 2009
	Options (000’s) #	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Exercise Price $
Outstanding-beginning of year	6,123	31.54	5,983	31.46	4,813	37.22
Granted	96	34.93	733	24.42	1,518	11.84
Exercised	(363)	16.14	(380)	15.12	(180)	12.21
Forfeited / expired	(143)	33.11	(213)	29.00	(168)	35.16

Outstanding-end of year	5,713	32.47	6,123	31.54	5,983	31.46

Exercisable-end of year	4,656	35.40	3,963	36.80	3,299	36.50

Non-vested stock option activity and related information

	December 31, 2011		December 31, 2010		December 31, 2009
	Options (000’s) #	Weighted- Average Grant Date Fair Value $	Options (000’s) #	Weighted- Average Grant Date Fair Value $	Options (000’s) #	Weighted- Average Grant Date Fair Value $
Outstanding non-vested stock options- beginning of year	2,160	6.36	2,684	6.56	2,240	10.59
Granted	96	11.27	733	8.16	1,518	3.74
Vested	(1,071)	6.18	(1,084)	7.48	(974)	10.88
Forfeited	(128)	11.47	(173)	10.06	(100)	11.38

Outstanding non-vested stock options-end of year	1,057	6.40	2,160	6.36	2,684	6.56

Details regarding outstanding and exercisable stock options

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $
$10.00 – $14.99	1,085	7.2	11.84	599	7.2	11.84
$15.00 – $19.99	439	0.8	19.57	439	0.8	19.57
$20.00 – $29.99	685	8.2	24.39	207	8.1	24.33
$30.00 – $34.99	444	3.8	33.86	351	2.3	33.58
$35.00 – $39.99	753	4.3	38.98	753	4.3	38.98
$40.00 – $44.99	1,276	6.2	40.41	1,276	6.2	40.41
$45.00 – $49.99	352	3.2	46.80	352	3.2	46.80
$50.00 – $59.99	676	5.2	51.40	676	5.2	51.40
$60.00 – $64.99	3	5.3	60.96	3	5.3	60.96

	5,713	5.5	32.47	4,656	4.9	35.40